SHARE INCENTIVE PLAN (Summary of Restricted Stock Under the Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares
Outstanding at the end of the period (in shares)	1,195,400	1,104,400	443,351
Restricted shares [Member]
Number of shares
Outstanding at the beginning of the period (in shares)	1,104,400	443,351	308,025
Granted (in shares)	700,000	1,036,500	154,926
Forfeited (in shares)	(48,600)	(181,251)	(5,171)
Vested (in shares)	(560,400)	(194,200)	(14,429)
Outstanding at the end of the period (in shares)	1,195,400	1,104,400	443,351
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 1.07	$ 2.96	$ 3.31
Granted (in dollars per share)	$ 0.53	$ 0.59	$ 0.38
Forfeited (in dollars per share)	$ 0.42	$ 0.78	$ 4.27
Vested (in dollars per share)	$ 0.59	$ 0.81	$ 5.02
Outstanding at the end of the period (in dollars per share)	$ 0.75	$ 1.07	$ 2.96